EARNINGS PER SHARE (Schedule of Basic and Diluted Net Earnings (loss) Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net loss	$ (7,994)	$ (19,842)	$ (2,497)
Weighted average number of shares used in per share computations of net earnings (loss):
Weighted average number of shares outstanding used in computing diluted net loss per share	33,202,309	33,419,917	33,143,168
Basic and diluted net loss per share	$ (0.24)	$ (0.59)	$ (0.08)